Property, Plant and Equipment - Composition of Assets Grouped by Major Classifications (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Cost:
Cost of property, plant and equipment	$ 510,682	$ 482,716
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	310,990	277,208
Depreciated cost	199,692	205,508
Land [Member]
Cost:
Cost of property, plant and equipment	7,628	7,628
Buildings [Member]
Cost:
Cost of property, plant and equipment	192,922	190,617
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	92,378	85,139
Leasehold Improvements [Member]
Cost:
Cost of property, plant and equipment	5,211	3,552
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	3,171	2,084
Machinery and Equipment [Member]
Cost:
Cost of property, plant and equipment	225,626	219,210
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	163,266	153,628
Computer Software and Equipment [Member]
Cost:
Cost of property, plant and equipment	64,164	46,087
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	40,474	25,445
Motor Vehicles [Member]
Cost:
Cost of property, plant and equipment	80	80
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	80	80
Furniture, Fixtures and Office Equipment [Member]
Cost:
Cost of property, plant and equipment	15,051	15,542
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	$ 11,621	$ 10,832